1. Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

Organization

Oculus Innovative Sciences, Inc. (the “Company”) was incorporated under the laws of the State of California in April 1999 and was reincorporated under the laws of the State of Delaware in December 2006. The Company’s principal office is located in Petaluma, California. The Company is a global specialty device and pharmaceutical company that develops, produces, and markets solutions for the treatment of dermatological conditions and advanced tissue care in the United States and internationally. The Company is pioneering innovative products for the dermatology, surgical, advanced tissue and skin care, and animal healthcare markets. The Company’s key proprietary technology platform is called Microcyn® Technology. This technology is based on electrically charged oxychlorine small molecules designed to target a wide range of organisms that cause disease (pathogens). Several Microcyn® Technology tissue care products are designed to treat infections and enhance healing while reducing the need for antibiotics.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements as of September 30, 2014 and for the three and six months then ended have been prepared in accordance with the accounting principles generally accepted in the United States of America for interim financial information and pursuant to the instructions to Form 10-Q and Article 10 of Regulation S-X of the Securities and Exchange Commission (“SEC”) and on the same basis as the Company prepares its annual audited consolidated financial statements. The unaudited condensed consolidated balance sheet as of September 30, 2014, the condensed consolidated statements of comprehensive loss for the three and six months ended September 30, 2014 and 2013, and the condensed consolidated statements of cash flows for the six months ended September 30, 2014 and 2013 are unaudited, but include all adjustments, consisting only of normal recurring adjustments, which the Company considers necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented. The results for the three and six months ended September 30, 2014 are not necessarily indicative of results to be expected for the year ending March 31, 2015 or for any future interim period. The condensed consolidated balance sheet at March 31, 2014 has been derived from audited consolidated financial statements. However, it does not include all of the information and notes required by accounting principles generally accepted in the United States of America for complete consolidated financial statements. The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements for the year ended March 31, 2014, and notes thereto included in the Company’s annual report on Form 10-K, which was filed with the SEC on June 30, 2014.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities at the dates of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. Significant estimates and assumptions include reserves and write-downs related to receivables and inventories, the recoverability of long-lived assets, the valuation allowance relating to the Company’s deferred tax assets, valuation of equity and derivative instruments, debt discounts, valuation of investments, and the estimated amortization periods of upfront product licensing fees received from customers. Periodically, the Company evaluates and adjusts estimates accordingly. The allowances for uncollectible accounts receivable balances amounted to $19,000 and $8,000, which are included in Accounts Receivable, net in the accompanying September 30, 2014 and March 31, 2014 condensed consolidated balance sheets, respectively.

Net Loss per Share

The Company computes basic net loss per share by dividing net loss per share available to common stockholders by the weighted average number of common shares outstanding for the period and excludes the effects of any potentially dilutive securities. Diluted earnings per share, if presented, would include the dilution that would occur upon the exercise or conversion of all potentially dilutive securities into common stock using the “treasury stock” and/or “if converted” methods as applicable. The computation of basic loss per share for the three and six months ended September 30, 2014 and 2013 excludes the potentially dilutive securities summarized in the table below because their inclusion would be anti-dilutive.

	September 30,
	2014	2013
Options to purchase common stock	2,754,000	1,229,000
Warrants to purchase common stock	2,034,000	1,318,000
	4,788,000	2,547,000

Common Stock Purchase Warrants and Other Derivative Financial Instruments

The Company classifies common stock purchase warrants and other free standing derivative financial instruments as equity if the contracts (i) require physical settlement or net-share settlement or (ii) give the Company a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement). The Company classifies any contracts that (i) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the control of the Company), (ii) give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement), or (iii) contain reset provisions as either an asset or a liability. The Company assesses classification of its freestanding derivatives at each reporting date to determine whether a change in classification between assets and liabilities is required. The Company determined that its freestanding derivatives, which principally consist of warrants to purchase common stock, satisfied the criteria for classification as equity instruments, other than certain warrants that contained reset provisions and certain warrants that required net-cash settlement that the Company classified as derivative liabilities as more fully described in Note 5.

Revenue Recognition and Accounts Receivable

The Company generates revenue from sales of our products to hospitals, medical centers, doctors, pharmacies, and distributors. The Company sells our products directly to third parties and to distributors through various cancelable distribution agreements. The Company also entered into agreements to license our technology and products.

The Company also provides regulatory compliance testing and quality assurance services to medical device and pharmaceutical companies.

The Company records revenue when (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the fee is fixed or determinable, and (iv) collectability of the sale is reasonably assured.

The Company requires all of our product sales to be supported by evidence of a sale transaction that clearly indicates the selling price to the customer, shipping terms and payment terms. Evidence of an arrangement generally consists of a contract or purchase order approved by the customer. The Company has ongoing relationships with certain customers from which it customarily accepts orders by telephone in lieu of purchase orders.

The Company recognizes revenue at the time in which we receive confirmation that the goods were either tendered at their destination, when shipped “FOB destination,” or transferred to a shipping agent, when shipped “FOB shipping point.” Delivery to the customer is deemed to have occurred when the customer takes title to the product. Generally, title passes to the customer upon shipment, but could occur when the customer receives the product based on the terms of the agreement with the customer.

The selling prices of all goods are fixed, and agreed to with the customer, prior to shipment. Selling prices are generally based on established list prices. The Company does not customarily permit our customers to return any products for monetary refunds or credit against completed or future sales. The Company may, from time to time, replace expired goods on a discretionary basis. The Company records these types of adjustments, when made, as a reduction of revenue. Sales adjustments were insignificant during the quarters ended September 30, 2014 and 2013 and the years ended March 31, 2014 and 2013.

The Company evaluates the creditworthiness of new customers and monitor the creditworthiness of our existing customers to determine whether events or changes in their financial circumstances would raise doubt as to the collectability of a sale at the time in which a sale is made. Payment terms on sales made in the United States are generally 30 days and internationally, generally range from 30 days to 90 days.

In the event a sale is made to a customer under circumstances in which collectability is not reasonably assured, the Company either requires the customer to remit payment prior to shipment or defers recognition of the revenue until payment is received. The Company maintains a reserve for amounts which may not be collectible due to risk of credit losses.

Additionally, the Company defers recognition of revenue related to distributors’ that are unable to provide inventory or product sell-through reports on a timely basis, until payment is received. The Company believes the receipt of payment is the best indication of product sell-through.

The Company has entered into distribution agreements in Europe, Mexico, and certain other countries. Recognition of revenue and related cost of revenue from product sales is deferred until the product is sold from the distributors to their customers.

When the Company receives letters of credit and the terms of the sale provide for no right of return except to replace defective product, revenue is recognized when the letter of credit becomes effective and the product is shipped.

Product license revenue is generated through agreements with strategic partners for the commercialization of Microcyn® products. The terms of the agreements sometimes include non-refundable upfront fees. The Company analyzes multiple element arrangements to determine whether the elements can be separated. Analysis is performed at the inception of the arrangement and as each product is delivered. If a product or service is not separable, the combined deliverables are accounted for as a single unit of accounting and recognized over the performance obligation period.

Assuming the elements meet the criteria for separation and all other revenue requirements for recognition, the revenue recognition methodology prescribed for each unit of accounting is summarized below:

When appropriate, the Company defers recognition of non-refundable upfront fees. If the Company has continuing performance obligations then such up-front fees are deferred and recognized over the period of continuing involvement.

The Company recognizes royalty revenues from licensed products upon the sale of the related products.

Revenue from consulting contracts is recognized as services are provided. Revenue from testing contracts is recognized as tests are completed and a final report is sent to the customer.

Inventory

Inventories are stated at the lower of cost, cost being determined on a standard cost basis (which approximates actual cost on a first-in, first-out basis), or market.  Due to changing market conditions, estimated future requirements, age of the inventories on hand and production of new products, the Company regularly reviews inventory quantities on hand and record a provision to write down excess and obsolete inventory to its estimated net realizable value.

Income Taxes

The Company is required to determine the aggregate amount of income tax expense or loss based upon tax statutes in jurisdictions in which it conducts business. In making these estimates, the Company adjusts its results determined in accordance with generally accepted accounting principles for items that are treated differently by the applicable taxing authorities. Deferred tax assets and liabilities resulting from these differences are reflected on its balance sheet for temporary differences in loss and credit carryforwards that will reverse in subsequent years. The Company also establishes a valuation allowance against deferred tax assets when it is more likely than not that some or all of the deferred tax assets will not be realized. Valuation allowances are based, in part, on predictions that management must make as to the results in future periods. The outcome of events could differ over time which would require that the Company makes changes in its valuation allowance.

Fair Value of Financial Assets and Liabilities

Financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities are carried at cost, which management believes approximates fair value due to the short-term nature of these instruments. The carrying amounts of long-term investments include the investment held in Ruthigen, Inc. (“Ruthigen”) and are carried at cost, which management believes approximates fair value. The fair value of capital lease obligations and equipment loans approximates their carrying amounts as a market rate of interest is attached to their repayment. The Company measures the fair value of financial assets and liabilities based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. The Company uses three levels of inputs that may be used to measure fair value:

Level 1 – quoted prices in active markets for identical assets or liabilities

Level 2 – quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3 – inputs that are unobservable (for example cash flow modeling inputs based on assumptions)

Financial liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements at September 30, 2014 Using
	Total September 30, 2014	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)
Liabilities:
Derivative liabilities – warrants	$856,000	–	–	$856,000

	Fair Value Measurements at March 31, 2014 Using
	Total March 31, 2014	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)
Liabilities:
Derivative liabilities – warrants	$3,175,000	–	–	$3,175,000

Level 3 liabilities are valued using unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the liabilities. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Company’s accounting and finance department, who report to the Chief Financial Officer, determine its valuation policies and procedures. The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s accounting and finance department and are approved by the Chief Financial Officer.

As of September 30, 2014, there were no transfers in or out of Level 3 from other levels in the fair value hierarchy.

Impairment of Long-Lived Assets

The Company periodically reviews the carrying values of its long-lived assets when events or changes in circumstances would indicate that it is more likely than not that their carrying values may exceed their realizable values, and records impairment charges when considered necessary. Specific potential indicators of impairment include, but are not necessarily limited to:

•	a significant decrease in the fair value of an asset;
•	a significant change in the extent or manner in which an asset is used or a significant physical change in an asset;
•	a significant adverse change in legal factors or in the business climate that affects the value of an asset;
•	an adverse action or assessment by the U.S. Food and Drug Administration or another regulator; and
•	an accumulation of costs significantly in excess of the amount originally expected to acquire or construct an asset; and operating or cash flow losses combined with a history of operating or cash flow losses or a projection or forecast that demonstrates continuing losses associated with an income-producing asset.

When circumstances indicate that an impairment may have occurred, the Company tests such assets for recoverability by comparing the estimated undiscounted future cash flows expected to result from the use of such assets and their eventual disposition to their carrying amounts. In estimating these future cash flows, assets and liabilities are grouped at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows generated by other such groups. If the undiscounted future cash flows are less than the carrying amount of the asset, an impairment loss, measured as the excess of the carrying value of the asset over its estimated fair value, will be recognized. The cash flow estimates used in such calculations are based on estimates and assumptions, using all available information that management believes is reasonable. During the six months ended September 30, 2014, the Company had noted no indicators of impairment.

Long-Term Investments

The Company’s long-term investments consist of the 2,000,000 shares it owns in Ruthigen at September 30, 2014 and March 31, 2014. The Company carries securities that do not have a readily determinable fair value at cost. The Company reviewed available public information disclosed by Ruthigen to determine if operational issues could be identified that would result in a decline in the value of the Ruthigen investment. The Company did not identify any operational issues that would negatively impact the value of the investment. The Company has not recorded any impairment losses during the three or six months ended September 30, 2014 as it relates to its investments held. See Note 12 for recent developments as it relates to the Company's investments held in Ruthigen.

Subsequent Events

Management has evaluated subsequent events or transactions occurring through the date the condensed consolidated financial statements were issued (Note 12).

Recent Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) has issued Accounting Standards Update (“ASU”) No. 2014-12, Compensation – Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period . This ASU requires that a performance target that affects vesting, and that could be achieved after the requisite service period, be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant date fair value of the award. This update further clarifies that compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered.. The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s condensed consolidated financial position and results of operations.

The FASB has issued ASU No. 2014-09, Revenue from Contracts with Customers. This ASU supersedes the revenue recognition requirements in Accounting Standards Codification 605 - Revenue Recognition and most industry-specific guidance throughout the Codification. The standard requires that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. This ASU is effective on January 1, 2017 and should be applied retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying the ASU recognized at the date of initial application. The Company is currently evaluating the impact of the adoption of this standard on its condensed consolidated financial position and results of operations.

The FASB has issued ASU No. 2014-15, Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The guidance, which is effective for annual reporting periods ending after December 15, 2016, extends the responsibility for performing the going-concern assessment to management and contains guidance on how to perform a going-concern assessment and when going-concern disclosures would be required under U.S. GAAP.  The Company has elected to early adopt the provisions of ASU 2014-15 in connection with the issuance of these unaudited condensed consolidated financial statements.  Management’s evaluations of events and conditions that raise substantial doubt regarding the Company’s ability to continue as a going concern have been disclosed in Note 2.

Accounting standards that have been issued or proposed by the FASB, SEC and/or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the condensed consolidated financial statements upon adoption.

Organization

Oculus Innovative Sciences, Inc. (the “Company”) was incorporated under the laws of the State of California in April 1999 and was reincorporated under the laws of the State of Delaware in December 2006. The Company’s principal office is located in Petaluma, California. The Company is a global healthcare company that designs, produces, and markets prescription and non-prescription products in over 20 countries. It is pioneering innovative products for the dermatology, surgical, advanced wound and skin care, and animal healthcare markets. The Company’s primary focus is on its proprietary technology platform called Microcyn® Technology. This technology is based on electrically charged oxychlorine small molecules designed to target a wide range of organisms that cause disease (pathogens). Several Microcyn® Technology tissue care products are designed to treat infections and enhance healing while reducing the need for antibiotics.

Reverse Stock Split

Effective April 1, 2013, the Company effected a reverse stock split of its common stock, par value $0.0001 per share. Every 7 shares of common stock were reclassified and combined into one share of common stock. No fractional shares were issued as a result of the reverse stock split. Instead, each resulting fractional share of common stock was rounded up to one whole share. The reverse stock split reduced the number of shares of the Company’s common stock outstanding from 46,080,513 to 6,583,150. The total number of authorized shares of common stock was also proportionally decreased by a ratio of 1:7 and the par value per share of the common stock continued to be $0.0001.

All common shares and per share amounts contained in the consolidated financial statements have been retroactively adjusted to reflect a 1 for 7 reverse stock split.

Deconsolidation of Ruthigen, Inc.

On March 26, 2014, the Company deconsolidated its formerly wholly-owned subsidiary Ruthigen, Inc. (“Ruthigen”) in connection with the completion of Ruthigen’s initial public offering of its common stock. As a result of the initial public offering, the Company’s ownership interest in Ruthigen decreased to approximately 43%. The Ruthigen results from operations and cash flows through March 26, 2014 have been included in the Company’s consolidated financial statements. See Note 8.